Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following information depicts the relationship between “compensation actually paid” to our principal executive officers (“PEOs”) and, as an average, to our other NEOs (“Non-PEO NEOs”), and certain financial performance measures, in each case, for our five most recently completed fiscal years. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion & Analysis” above.

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
									Value of Initial Fixed $100 Investment Based on:
Year (1)	SCT Total for Mr. Egan ($) (2)	SCT Total for Mr. Malloy ($) (2)	SCT Total for Mr. Sankaran ($) (2)	Comp. Actually Paid to Mr. Egan ($) (3)	Comp. Actually Paid to Mr. Malloy ($) (3)	Comp. Actually Paid to Mr. Sankaran ($) (3)	Average SCT Total for Non-PEO NEOs ($) (1) (4)	Average Comp. Actually Paid to Non-PEO NEOs ($) (3) (4)	Total Shareholder Return ($) (5)	Comparator Group Total Shareholder Return ($) (5)	Net Income ($MMs) (6)	Core Combined Ratio (7)
2025	9,824,137	—	—	23,219,259	—	—	2,664,197	6,164,305	229.94	233.21	460	91.7%
2024	9,361,018	—	—	20,314,001	—	—	2,386,674	4,859,443	172.16	212.57	200	90.7%
2023	10,282,470	—	—	16,426,982	—	—	2,386,159	3,990,654	121.85	159.43	355	89.1%
2022	5,818,004	5,559,656	14,025,109	6,972,607	2,413,083	524,638	2,764,751	1,444,040	61.97	140.39	- 387	101.5%
2021	—	4,168,265	12,374,251	—	3,786,356	8,977,855	2,794,042	2,459,819	85.40	122.08	58	99.7%

(1)	The following individuals are our PEOs and Non-PEO NEOs for each fiscal year:

YEAR	PEOs*	Non-PEO NEOs
2025	Scott Egan	James J. McKinney, Rob Gibbs, David E. Govrin and Thomas Leonardo
2024	Scott Egan	Stephen Yendall, James J. McKinney, David E. Govrin, and Rob Gibbs
2023	Scott Egan	Stephen Yendall, David E Govrin, Rob Gibbs, and Stuart Liddell
2022	Scott Egan, Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Stuart Liddell, Prashanth Gangu, David E. Govrin, David W. Junius, Stephen Yendall, and Vievette Henry
2021	Daniel Malloy and Siddhartha Sankaran	Monica Cramér Manheim, Prashanth Gangu, David E. Govrin, David W. Junius, and Christopher Coleman

*	Mr. Egan has served as our CEO since he was hired on September 21, 2022. Mr. Malloy served as our interim CEO from May 17, 2022, through September 20, 2022, and as our CEO, from May 10, 2019, through February 26, 2021. Mr. Sankaran served as our CEO from February 26, 2021, through May 16, 2022.

(2)	Represents the total compensation reported in the Summary Compensation Table for each PEO and the average of our Non-PEO NEOs, for the applicable fiscal year.
(3)	Represents the “compensation actually paid” to each PEO and the average to our Non-PEO NEOs, for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or Non-PEO NEOs, for the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and the Non-PEO NEOs’ total compensation, for the applicable fiscal year, to determine the compensation actually paid:

	2025
Adjustments	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(4,134,123)	(1,246,760)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,471,340	1,650,035
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	11,440,498	2,977,876
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	617,407	118,956
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
TOTAL ADJUSTMENTS	13,395,122	3,500,107

(4)	The amounts reported for 2024 were overstated in the 2025 proxy statement by immaterial amounts. The amounts in this proxy statement reflect the correct amounts.
(5)	“TSR” stands for Total Shareholder Return. The Peer Group TSR shown in this table uses the Dow Jones U.S. Property & Casualty Index, which we also use in the performance graph required by Item 201(e) of Regulation S-K. The total dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of a hypothetical $100 investment in the Company’s common shares and the Dow Jones U.S. Property & Casualty Index, respectively, on the last trading day of 2020, assuming reinvestment of dividends.
(6)	The dollar amounts reported represent the net income (loss), as reflected in the Company’s audited financial statement for the applicable year.
(7)	“Core Combined Ratio” is a non-GAAP measure and defined in Appendix A (Non-GAAP Financial Measures) to this Proxy Statement.

Company Selected Measure Name		Core Combined Ratio
Named Executive Officers, Footnote [Text Block]

(1)	The following individuals are our PEOs and Non-PEO NEOs for each fiscal year:

YEAR	PEOs*	Non-PEO NEOs
2025	Scott Egan	James J. McKinney, Rob Gibbs, David E. Govrin and Thomas Leonardo
2024	Scott Egan	Stephen Yendall, James J. McKinney, David E. Govrin, and Rob Gibbs
2023	Scott Egan	Stephen Yendall, David E Govrin, Rob Gibbs, and Stuart Liddell
2022	Scott Egan, Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Stuart Liddell, Prashanth Gangu, David E. Govrin, David W. Junius, Stephen Yendall, and Vievette Henry
2021	Daniel Malloy and Siddhartha Sankaran	Monica Cramér Manheim, Prashanth Gangu, David E. Govrin, David W. Junius, and Christopher Coleman

*	Mr. Egan has served as our CEO since he was hired on September 21, 2022. Mr. Malloy served as our interim CEO from May 17, 2022, through September 20, 2022, and as our CEO, from May 10, 2019, through February 26, 2021. Mr. Sankaran served as our CEO from February 26, 2021, through May 16, 2022.

Peer Group Issuers, Footnote [Text Block]		“TSR” stands for Total Shareholder Return. The Peer Group TSR shown in this table uses the Dow Jones U.S. Property & Casualty Index, which we also use in the performance graph required by Item 201(e) of Regulation S-K. The total dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of a hypothetical $100 investment in the Company’s common shares and the Dow Jones U.S. Property & Casualty Index, respectively, on the last trading day of 2020, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote

	2025
Adjustments	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(4,134,123)	(1,246,760)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,471,340	1,650,035
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	11,440,498	2,977,876
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	617,407	118,956
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
TOTAL ADJUSTMENTS	13,395,122	3,500,107

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 2,664,197	$ 2,386,674	$ 2,386,159	$ 2,764,751	$ 2,794,042
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 6,164,305	4,859,443	3,990,654	1,444,040	2,459,819
Adjustment to Non-PEO NEO Compensation Footnote

	2025
Adjustments	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(4,134,123)	(1,246,760)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,471,340	1,650,035
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	11,440,498	2,977,876
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	617,407	118,956
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
TOTAL ADJUSTMENTS	13,395,122	3,500,107

Compensation Actually Paid vs. Total Shareholder Return

The line graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our Non-PEO NEOs, with (i) our cumulative TSR, (ii) Peer Group TSR, (iii) our Net Income, and (iv) our Core Combined Ratio, in each case, for the 2021, 2022, 2023, 2024, and 2025 fiscal years.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The line graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our Non-PEO NEOs, with (i) our cumulative TSR, (ii) Peer Group TSR, (iii) our Net Income, and (iv) our Core Combined Ratio, in each case, for the 2021, 2022, 2023, 2024, and 2025 fiscal years.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table

Financial Performance Measures

The Company considers the following performance measures to have been the most important financial and strategic performance measures in linking “compensation actually paid” to the PEO and other Non-PEO NEOs for fiscal year 2025:

•	Core Combined Ratio;
•	Tangible NBVPS compound annualized growth rate; and
•	Cost base reduction.

Total Shareholder Return Amount	[4]	$ 229.94	172.16	121.85	61.97	85.40
Peer Group Total Shareholder Return Amount	[4]	233.21	212.57	159.43	140.39	122.08
Net Income (Loss) Attributable to Parent	[5]	$ 460,000,000	$ 200,000,000	$ 355,000,000	$ (387,000,000)	$ 58,000,000
Company Selected Measure Amount	[6]	0.917	0.907	0.891	1.015	0.997
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Core Combined Ratio
Non-GAAP Measure Description		“Core Combined Ratio” is a non-GAAP measure and defined in Appendix A (Non-GAAP Financial Measures) to this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Tangible NBVPS compound annualized growth rate
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cost base reduction
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,500,107
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,246,760)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,650,035
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,977,876
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		118,956
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Egan
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	9,824,137	$ 9,361,018	$ 10,282,470	$ 5,818,004
PEO Actually Paid Compensation Amount	[3]	$ 23,219,259	$ 20,314,001	$ 16,426,982	$ 6,972,607
PEO Name	[8]	Scott Egan	Scott Egan	Scott Egan	Scott Egan
Scott Egan | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 13,395,122
Scott Egan | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,134,123)
Scott Egan | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,471,340
Scott Egan | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Egan | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,440,498
Scott Egan | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		617,407
Scott Egan | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Egan | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Daniel Malloy
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]				$ 5,559,656	$ 4,168,265
PEO Actually Paid Compensation Amount	[3]				$ 2,413,083	$ 3,786,356
PEO Name	[8]				Daniel Malloy	Daniel Malloy
Siddhartha Sankaran
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]				$ 14,025,109	$ 12,374,251
PEO Actually Paid Compensation Amount	[3]				$ 524,638	$ 8,977,855
PEO Name	[8]				Siddhartha Sankaran	Siddhartha Sankaran

[1]	The following individuals are our PEOs and Non-PEO NEOs for each fiscal year:
[2]	The amounts reported for 2024 were overstated in the 2025 proxy statement by immaterial amounts. The amounts in this proxy statement reflect the correct amounts.
[3]	Represents the “compensation actually paid” to each PEO and the average to our Non-PEO NEOs, for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or Non-PEO NEOs, for the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and the Non-PEO NEOs’ total compensation, for the applicable fiscal year, to determine the compensation actually paid:
[4]	“TSR” stands for Total Shareholder Return. The Peer Group TSR shown in this table uses the Dow Jones U.S. Property & Casualty Index, which we also use in the performance graph required by Item 201(e) of Regulation S-K. The total dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of a hypothetical $100 investment in the Company’s common shares and the Dow Jones U.S. Property & Casualty Index, respectively, on the last trading day of 2020, assuming reinvestment of dividends.
[5]	The dollar amounts reported represent the net income (loss), as reflected in the Company’s audited financial statement for the applicable year.
[6]	“Core Combined Ratio” is a non-GAAP measure and defined in Appendix A (Non-GAAP Financial Measures) to this Proxy Statement.
[7]	Represents the total compensation reported in the Summary Compensation Table for each PEO and the average of our Non-PEO NEOs, for the applicable fiscal year.
[8]	Mr. Egan has served as our CEO since he was hired on September 21, 2022. Mr. Malloy served as our interim CEO from May 17, 2022, through September 20, 2022, and as our CEO, from May 10, 2019, through February 26, 2021. Mr. Sankaran served as our CEO from February 26, 2021, through May 16, 2022.